Note 11 - Trade and Other Payables	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
11.	Trade and other payables:

	March 31, 2019	March 31, 2018

	$	$

Trade payables	4,064	3,420
Accrued liabilities and other payables	10,319	2,479
Employee salaries and benefits payable	1,054	754
Legal settlement expected to be paid via common shares (note 25)	990	-
Payable to Neptune	2	44
Total trade and other payables	16,429	6,697

The Corporation’s exposure to currency and liquidity risks related to trade and other payables is presented in Note
21.